Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Jin Medical International Ltd [Member] - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash		$ 231,811	$ 1,363,617
Short-term investments		4,545,000	5,300,000
Prepaid expenses and other current assets		18,750	60,000
Intercompany receivable		1,260,100
Total current assets		6,055,661	6,723,617
Non-current assets
Income from investment in subsidiaries and VIE		12,971,378	8,337,887
Total assets		19,027,039	15,061,504
LIABILITIES
Accounts payable			160,000
Intercompany payable		758,493	758,493
Total liabilities		896,106	918,493
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares and 155,947,100 shares were issued and outstanding as of September 30, 2024 and 2023, respectively*	[1]	7,827	7,797
Additional paid-in capital		6,669,334	6,357,369
Retained earnings		11,453,772	7,777,845
Total shareholders’ equity		18,130,933	14,143,011
Total liabilities and shareholders’ equity		19,027,039	15,061,504
Related Party
LIABILITIES
Due to a related party		$ 137,613

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.